SCHEDULE OF INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss before income taxes	$ 27,654,364	$ 16,202,972
Canadian statutory rates	27.00%	27.00%
Expected income tax recovery	$ 7,338,900	$ 4,196,600
Impact of different foreign statutory tax rates		34,900
Non-deductible items	(1,214,400)	116,400
Share issue costs	1,400	887,600
Adjustments to prior years provision versus statutory tax returns	(742,400)	376,500
Differences between prior year provision and final tax return	867,500	(206,000)
Change in deferred tax asset not recognized	(6,251,000)	(5,406,000)
Income tax